Insurance Contracts - Summary of Insurance Contracts for General Account (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of insurance contracts for general account [Line Items]
- Unearned premiums and unexpired risks	€ 6,548	€ 6,117
- Outstanding claims	2,247	2,120
- Incurred but not reported claims	816	881
Incoming reinsurance	4,120	3,965
Non-life insurance and life insurance contracts and general insurance	124,422	122,146	€ 122,885
Non-Life insurance [member]
Disclosure of insurance contracts for general account [Line Items]
Non-life insurance and life insurance contracts and general insurance	9,611	9,118	9,190
Non-Life insurance [member] | Accident and health insurance [member]
Disclosure of insurance contracts for general account [Line Items]
Non-life insurance and life insurance contracts and general insurance	9,374	8,887
Non-Life insurance [member] | General insurance [member]
Disclosure of insurance contracts for general account [Line Items]
Non-life insurance and life insurance contracts and general insurance	237	231
Life insurance general account [member]
Disclosure of insurance contracts for general account [Line Items]
Non-life insurance and life insurance contracts and general insurance	€ 110,691	€ 109,062	€ 109,310